Schedule of Investments (unaudited)	iShares® Short Treasury Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations

U.S. Government Obligations — 95.7%
U.S. Treasury Bill
0.43%, 06/07/22(a)	$993,490	$993,408,037
0.51%, 06/14/22(a)	2,124,609	2,124,193,745
0.55%, 06/16/22(a)	209	208,949
0.58%, 06/21/22(a)	696,610	696,379,729
0.70%, 06/28/22(a)	374,301	374,099,581
0.72%, 07/07/22(a)	212	211,845
0.79%, 07/12/22(a)(b)	1,189,473	1,188,399,417
0.82%, 07/28/22(a)	390	389,494
0.83%, 07/14/22(a)	992	991,013
0.84%, 07/19/22(a)	199,120	198,896,653
0.84%, 07/21/22(a)	747,376	746,498,872
0.84%, 07/26/22(a)	1,605,544	1,603,471,291
0.97%, 08/04/22(a)	2,182	2,178,246
1.05%, 08/25/22(a)	399,042	398,056,007
U.S. Treasury Note/Bond
0.13%, 08/31/22	8,672	8,650,223
0.13%, 09/30/22	262,491	260,546,213
0.13%, 12/31/22	263,930	260,664,128
0.13%, 01/31/23	462,441	457,292,732
0.13%, 02/28/23	261,636	257,280,676
0.13%, 03/31/23	308,702	303,975,001
0.13%, 04/30/23	821,718	807,081,148
0.13%, 05/31/23	9,000	8,820,352
0.25%, 04/15/23(b)	1,148,812	1,130,772,067
1.38%, 10/15/22(b)	453,904	453,833,078
1.38%, 02/15/23	1,500	1,494,551
1.50%, 08/15/22	198	198,155
1.50%, 02/28/23	9,000	8,972,578
1.63%, 08/31/22	208,295	207,846,341
1.63%, 11/15/22	1,105	1,105,475
1.63%, 04/30/23	151,454	150,313,180
1.63%, 05/31/23	75,189	74,601,563
1.75%, 07/15/22	997,742	998,644,857
1.75%, 09/30/22	277	277,357
1.75%, 01/31/23	229,088	228,278,486
1.88%, 07/31/22	548,513	549,278,625
Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
1.88%, 08/31/22(b)	$312,173	$312,716,812
1.88%, 09/30/22	478,856	479,566,804
1.88%, 10/31/22	7,897	7,911,190
2.00%, 10/31/22	118,419	118,156,274
2.00%, 11/30/22	291,456	291,151,430
2.00%, 02/15/23(b)	135,068	134,711,142
2.13%, 06/30/22(b)	388,162	388,554,277
2.13%, 12/31/22	938,638	939,957,960
2.38%, 01/31/23	330,476	331,779,830
2.50%, 03/31/23	146,128	146,232,663
2.63%, 02/28/23	493,893	496,420,344
2.75%, 04/30/23	421,021	423,422,138
2.75%, 05/31/23	380,000	382,315,625
7.13%, 02/15/23	85,032	87,883,080
		19,038,089,234
Total U.S. Government Obligations — 95.7%
(Cost: $19,067,398,874)		19,038,089,234

Short-Term Securities

Money Market Funds — 11.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)(e)	2,277,545	2,277,544,770
Total Short-Term Securities — 11.4%
(Cost: $2,277,544,770)		2,277,544,770
Total Investments in Securities — 107.1%
(Cost: $21,344,943,644)		21,315,634,004
Liabilities in Excess of Other Assets — (7.1)%		(1,421,631,904)
Net Assets — 100.0%		$19,894,002,100

(a)	Rates are discount rates or a range of discount rates as of period end.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$890,548,750	$1,386,996,020	(a)	$—	$—	$—	$2,277,544,770	2,277,545	$1,774,442	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Short Treasury Bond ETF
May 31, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,038,089,234	$—	$19,038,089,234
Money Market Funds	2,277,544,770	—	—	2,277,544,770
	$2,277,544,770	$19,038,089,234	$—	$21,315,634,004

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